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May 2, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    FS Variable Annuity Account Two (the "Registrant")
               File Numbers 33-81470 and 811-8624
               CIK Number 0000926961

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Registrant, dated May 1, 2002, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4, which was filed with the Securities and Exchange Commission on April 15, 2002.

        Please provide a Notice of Acceptance for receipt of this filing.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert
Associate General Counsel